[LOGO]
USAA(R)
                              USAA TREASURY MONEY
                                        MARKET Trust(R)

                                            [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------

NOVEMBER 30, 2002

                                            (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                              [GRAPHIC]

                             FORTUNATELY,
[PHOTO]           BEAR MARKETS - LIKE THE BULL MARKET
                   OF THE 1990S - DON'T LAST FOREVER.

                              [GRAPHIC]
--------------------------------------------------------------------------------

         The past three years have been difficult ones for investors. Fortunately, bear markets--like the bull market of the 1990s--don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

         As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

         Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and business. Our mission is to provide you with an exceptional value-- superior services and products you need at a reasonable price.

 . . .  C O N T I N U E D
=========================-------------------------------------------------------

         We remain committed to our policy of offering you no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

         We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

         Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

         MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

         DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES.
         INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

         FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

      INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                 1

      FINANCIAL INFORMATION

        Portfolio of Investments                                 6

        Notes to Portfolio of Investments                        8

        Financial Statements                                     9

        Notes to Financial Statements                           12

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------------
                                           11/30/02                        5/31/02
--------------------------------------------------------------------------------------
Net Assets                               $203.9 Million                 $186.4 Million
Net Asset Value Per Share                    $1.00                          $1.00

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS of 11/30/02
--------------------------------------------------------------------------------
5/31/02 TO 11/30/02*   1 YEAR        5 YEARS         10 YEARS        7-DAY YIELD
      0.67%             1.38%         4.22%            4.33%            1.02%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

            7-DAY YIELD COMPARISON

                  [CHART]

                USAA TREASURY                 IMONEYNET
              MONEY MARKET TRUST               AVERAGE
              ------------------              ---------
11/27/2001          1.76%                        1.60%
12/25/2001          1.47                         1.31
01/29/2002          1.48                         1.28
02/26/2002          1.45                         1.22
03/26/2002          1.36                         1.20
04/30/2002          1.41                         1.22
05/28/2002          1.21                         1.11
06/25/2002          1.39                         1.12
07/30/2002          1.38                         1.06
08/27/2002          1.36                         1.03
09/24/2002          1.32                         1.00
10/29/2002          1.37                         1.03
11/26/2002          1.00                         0.70


         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 11/26/02.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO]             Pamela Bledsoe Noble, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2002, the USAA Treasury Money Market Trust had a total return of 0.67%, compared to 0.51% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet, Inc.

WHAT WERE THE MAJOR DRIVERS OF THE FUND DURING THE PERIOD?

         As always, the interest-rate policy of the Federal Reserve Board (the
         Fed) had a large influence on the rates paid on money market securities. Rates were stable for most of the reporting period as the Fed stayed on hold, but dropped dramatically when the Fed cut the federal funds rate by 0.50%, to 1.25%, on November 6, 2002.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

         In the early part of the reporting period, the yield curve was inverted, which meant that rates on overnight repurchase agreements were higher than rates on three- or six-month Treasury notes. As a result, we focused our attention on repurchase agreements. Whenever market news pushed rates on Treasury bills or notes higher, we took the opportunity to lock in the higher yields. After the Fed cut rates on November 6, 2002, the yield curve normalized, meaning that rates were higher as maturities lengthened, so we began to look to more actively purchase Treasuries with maturities beyond three months.

WHY DID THE FUND'S DISTRIBUTION FALL AT THE END OF THE PERIOD?

         When the Fed cut rates, we were forced to reinvest at the new lower rates, which affected the income that the portfolio produced. Although shareholders may be concerned about falling income, it's important to keep in mind that the purpose of money market funds is liquidity and stability. If you have a cash element in your portfolio, which almost every investor should, then maintaining your position in times of lower interest rates is simply part of patient, disciplined investing.

         Today's low rates cast an important light on expense ratios. Your Fund has one of the lowest expense ratios in its peer group, allowing us to pass more income on to you. We appreciate your investment and are working hard every day to continue to earn your trust.

 . . . C O N T I N U E D
========================--------------------------------------------------------

           CUMULATIVE PERFORMANCE OF $10,000

                       [CHART]

                           USAA TREASURY
                        MONEY MARKET TRUST
                        ------------------
        11/30/1992           $10000
        12/31/1992            10024
        01/31/1993            10047
        02/28/1993            10069
        03/31/1993            10095
        04/30/1993            10118
        05/31/1993            10139
        06/30/1993            10164
        07/31/1993            10187
        08/31/1993            10212
        09/30/1993            10235
        10/31/1993            10258
        11/30/1993            10283
        12/31/1993            10307
        01/31/1994            10332
        02/28/1994            10355
        03/31/1994            10381
        04/30/1994            10406
        05/31/1994            10436
        06/30/1994            10467
        07/31/1994            10498
        08/31/1994            10536
        09/30/1994            10573
        10/31/1994            10612
        11/30/1994            10653
        12/31/1994            10698
        01/31/1995            10746
        02/28/1995            10791
        03/31/1995            10843
        04/30/1995            10890
        05/31/1995            10945
        06/30/1995            10996
        07/31/1995            11048
        08/31/1995            11099
        09/30/1995            11146
        10/31/1995            11198
        11/30/1995            11248
        12/31/1995            11295
        01/31/1996            11348
        02/29/1996            11393
        03/31/1996            11437
        04/30/1996            11486
        05/31/1996            11533
        06/30/1996            11577
        07/31/1996            11628
        08/31/1996            11675
        09/30/1996            11724
        10/31/1996            11773
        11/30/1996            11819
        12/31/1996            11871
        01/31/1997            11921
        02/28/1997            11966
        03/31/1997            12017
        04/30/1997            12067
        05/31/1997            12117
        06/30/1997            12170
        07/31/1997            12223
        08/31/1997            12273
        09/30/1997            12328
        10/31/1997            12382
        11/30/1997            12431
        12/31/1997            12489
        01/31/1998            12542
        02/28/1998            12591
        03/31/1998            12647
        04/30/1998            12701
        05/31/1998            12752
        06/30/1998            12809
        07/31/1998            12865
        08/31/1998            12921
        09/30/1998            12975
        10/31/1998            13025
        11/30/1998            13077
        12/31/1998            13127
        01/31/1999            13174
        02/28/1999            13219
        03/31/1999            13272
        04/30/1999            13321
        05/31/1999            13367
        06/30/1999            13420
        07/31/1999            13470
        08/31/1999            13524
        09/30/1999            13577
        10/31/1999            13629
        11/30/1999            13687
        12/31/1999            13744
        01/31/2000            13802
        02/29/2000            13859
        03/31/2000            13921
        04/30/2000            13979
        05/31/2000            14048
        06/30/2000            14116
        07/31/2000            14186
        08/31/2000            14258
        09/30/2000            14326
        10/31/2000            14401
        11/30/2000            14473
        12/31/2000            14542
        01/31/2001            14617
        02/28/2001            14677
        03/31/2001            14738
        04/30/2001            14797
        05/31/2001            14850
        06/30/2001            14896
        07/31/2001            14944
        08/31/2001            14987
        09/30/2001            15019
        10/31/2001            15051
        11/30/2001            15075
        12/31/2001            15095
        01/31/2002            15113
        02/28/2002            15130
        03/31/2002            15148
        04/30/2002            15165
        05/31/2002            15182
        06/30/2002            15198
        07/31/2002            15216
        08/31/2002            15235
        09/30/2002            15251
        10/31/2002            15269
        11/30/2002            15283


                       DATA FROM 11/30/92 THROUGH 11/30/02.

         The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT MAY VARY ACCORDING TO THE FUND'S PERFORMANCE. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

         AN INVESTMENT IN THIS FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (in thousands)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

   PRINCIPAL                                                                                           MARKET
      AMOUNT       SECURITY                                                                             VALUE
-------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY BILLS (15.9%)(a)
   $   5,000       1.48%, 12/05/2002                                                               $    4,999
       2,500       1.50%, 12/05/2002                                                                    2,500
       5,000       1.62%, 12/12/2002                                                                    4,997
       5,000       1.40%, 12/26/2002                                                                    4,995
       5,000       1.40%, 2/06/2003                                                                     4,987
       5,000       1.66%, 2/20/2003                                                                     4,981
       5,000       1.23%, 4/10/2003                                                                     4,978
                                                                                                   ----------
                   Total U.S. Treasury bills (cost: $32,437)                                           32,437
                                                                                                   ----------

                   U.S. TREASURY NOTES (19.9%)(b)
       5,000       4.75%, 1/31/2003                                                                     5,021
       5,000       5.50%, 2/28/2003                                                                     5,039
       5,000       4.25%, 3/31/2003                                                                     5,027
       5,000       4.00%, 4/30/2003                                                                     5,041
       5,000       3.88%, 6/30/2003                                                                     5,052
       5,000       5.75%, 8/15/2003                                                                     5,139
      10,000       2.75%, 10/31/2003                                                                   10,122
                                                                                                   ----------
                   Total U.S. Treasury notes (cost: $40,441)                                           40,441
                                                                                                   ----------

                   U.S. GOVERNMENT GUARANTEED NOTES (3.3%)
       2,810       1.68%, 4/02/2007(c)                                                                  2,810
       4,000       1.32%, 5/15/2015(c)                                                                  4,000
                                                                                                   ----------
                   Total U.S. government guaranteed notes (cost: $6,810)                                6,810
                                                                                                   ----------
                   Total investment in securities (cost: $79,688)                                      79,688
                                                                                                   ----------

                   REPURCHASE AGREEMENTS (58.2%)
      49,000       Bank One Capital Markets, Inc., 1.28%, acquired on 11/27/2002 and due 12/02/2002 at $49,000 (collateralized by $46,983 of U.S.
                    Treasury notes, 2.875%-7.875% due between 3/31/2004 and 2/15/2012;
                    market value of $50,341)                                                           49,000
       8,000       Deutsche Bank Securities, 1.33%, acquired on 11/29/2002 and due
                    12/02/2002 at $8,000 (collateralized by a $8,188 U.S. Treasury bill,
                    due 3/06/2003; market value of $8,164)                                              8,000
       4,659       First Union Capital Markets, 1.26%, acquired 11/29/2002 and due
                    12/02/2002 at $4,659 (collateralized by a $4,784 U.S. Treasury
                    bill, due 5/15/2003; market value of $4,756)                                        4,659

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

   PRINCIPAL                                                                                           MARKET
      AMOUNT   SECURITY                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
   $   8,000   JP Morgan Securities, Inc., 1.25%, acquired 11/27/2002 and due
                12/02/2002 at $8,000 (collateralized by a $8,201 U.S. Treasury
                bill, due 5/01/2003; market value of $8,160)                                       $    8,000
      49,000   Credit Suisse First Boston Corp., 1.30%, acquired on 11/27/2002 and due
                12/02/2002 at $49,000 (collateralized by $49,935 of U.S. Treasury notes, 1.875%-3.250% due between 5/31/2004 and 9/30/2004;
                market value of $50,126)                                                               49,000
                                                                                                   ----------
               Total repurchase agreements (cost: $118,659)                                           118,659
                                                                                                   ----------

               TOTAL INVESTMENTS (COST: $198,347)                                                  $  198,347
                                                                                                   ==========

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

         (b) Rates for U.S. Treasury notes represent the stated coupon payment rate.

         (c) Variable-rate demand note (VRDN) -- provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These securities are shown at their current rate as of November 30, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                       $ 79,688
   Repurchase agreements                                                       118,659
   Cash                                                                            307
   Receivables:
    Capital shares sold                                                            183
    Interest                                                                       422
    Securities sold                                                              5,000
                                                                              --------
        Total assets                                                           204,259
                                                                              --------

LIABILITIES
   Capital shares redeemed                                                         287
   USAA Investment Management Company                                               21
   USAA Transfer Agency Company                                                     16
   Accounts payable and accrued expenses                                            41
                                                                              --------
        Total liabilities                                                          365
                                                                              --------
           Net assets applicable to capital shares outstanding                $203,894
                                                                              ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $203,894
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                               203,894
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   1.00
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
    Interest income                                                      $1,743
                                                                         ------
    Expenses:
      Management fees                                                       123
      Administrative and servicing fees                                      99
      Transfer agent's fees                                                  92
      Custodian's fees                                                       37
      Postage                                                                12
      Shareholder reporting fees                                             15
      Trustees' fees                                                          3
      Registration fees                                                      23
      Professional fees                                                      22
      Other                                                                   6
                                                                         ------
        Total expenses                                                      432
                                                                         ------
          Net investment income                                          $1,311
                                                                         ======

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                   11/30/2002          5/31/2002
                                                                   -----------------------------
FROM OPERATIONS
   Net investment income                                           $    1,311         $    3,965
                                                                   -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (1,311)            (3,965)
                                                                   -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           84,836            188,187
   Reinvested dividends                                                 1,264              3,768
   Cost of shares redeemed                                            (68,573)          (171,529)
                                                                   -----------------------------
      Increase in net assets from
         capital share transactions                                    17,527             20,426
                                                                   -----------------------------
Net increase in net assets                                             17,527             20,426

NET ASSETS
   Beginning of period                                                186,367            165,941
                                                                   -----------------------------
   End of period                                                   $  203,894         $  186,367
                                                                   =============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         84,836            188,187
   Shares issued for dividends reinvested                               1,264              3,768
   Shares redeemed                                                    (68,573)          (171,529)
                                                                   -----------------------------
      Increase in shares outstanding                                   17,527             20,426
                                                                   =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

               A. SECURITY VALUATION - The value of each security is
                  determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                  1. Pursuant to Rule 2a-7 of the Investment Company Act of
                     1940, as amended, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities. Gain or loss from sales of investment securities is computed on the identified cost basis.

               D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements did not reduce expenses.

               E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding

14

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

         borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended November 30, 2002, were $15,246,154,000 and $15,233,399,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager management fees of $123,000.

               B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $99,000.

               C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                  d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $92,000.

               D. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(8) CHANGE OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       NOVEMBER 30,                       YEAR ENDED MAY 31,
                                      ------------------------------------------------------------------------------------
                                          2002            2002           2001            2000           1999         1998
                                      ------------------------------------------------------------------------------------
Net asset value at
       beginning of period            $   1.00         $   1.00       $   1.00        $   1.00       $   1.00     $   1.00
Income from investment
       operations:
       Net investment income               .01              .02            .06             .05            .05          .05
Less distributions:
       From net investment income         (.01)            (.02)          (.06)           (.05)          (.05)        (.05)
                                      ------------------------------------------------------------------------------------
Net asset value at end of period      $   1.00         $   1.00       $   1.00        $   1.00       $   1.00     $   1.00
                                      ====================================================================================
Total return (%)*                          .67             2.24           5.70            5.05           4.83         5.24
Net assets at end of period (000)     $203,894         $186,367       $165,941        $153,400       $143,995     $106,679
Ratio of expenses to
       average net assets (%)**            .44(a),(b)       .42(b)         .36(b)          .35            .36          .38
Ratio of expenses to
       average net assets
       excluding reimbursements (%)        N/A              N/A            N/A             N/A            N/A          .39
Ratio of net investment income
       to average net assets (%)**        1.33(a)          2.17           5.55            5.00           4.69         5.11

  * Assumes reinvestment of all dividend income distributions during the period. ** For the six-month period ended November 30, 2002, average net assets were
    $196,862,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

18

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

        ADMINISTRATOR,        USAA Investment Management Company
   INVESTMENT ADVISER,        9800 Fredericksburg Road
          UNDERWRITER,        San Antonio, Texas 78288
       AND DISTRIBUTOR

        TRANSFER AGENT        USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

             CUSTODIAN        State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

  INDEPENDENT AUDITORS        Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

             TELEPHONE        Call toll free - Central time
      ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT        For account servicing, exchanges,
          MUTUAL FUNDS        or redemptions
                              1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL        24-hour service (from any phone)
     FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND        (from touch-tone phones only)
     USAA TOUCHLINE(R)        For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------

  [LOGO]          9800 Fredericksburg Road                     --------------
  USAA(R)         San Antonio, Texas 78288                       PRSRT STD
                                                                    U.S.
                                                                  Postage
                                                                  P A I D
                                                                    USAA
                                                               --------------

  Receive this document
  and others electronically.
  Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO]       WE KNOW WHAT IT MEANS TO SERVE.(R)
 USAA        ----------------------------------
             INSURANCE [middot] MEMBER SERVICES

23416-0103                                  (C)2003, USAA. All rights reserved.